Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands			6 Months Ended
	Mar. 13, 2025	Mar. 10, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 7,279,642		$ 3,271,084
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			6,306,131		2,617,484
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			8,818,879		4,686,314
Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			7,821,483		$ 4,020,942
Vessels | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			262,980	$ 1,513,764
Gain			103,789	502,547
Loss			0	0
Vessels | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			159,190	1,011,217
Alice - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				85,965
Gain				24,340
Loss				0
Alice - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				61,625
Anne - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				86,275
Gain				23,455
Loss				0
Anne - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				62,820
Aquitaine - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				90,268
Gain				31,611
Loss				0
Aquitaine - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				58,657
Dominica - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				82,685
Gain				29,859
Loss				0
Dominica - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				52,826
Desirade - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				85,965
Gain				29,894
Loss				0
Desirade - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				56,071
Alboran - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				86,418
Gain				30,056
Loss				0
Alboran - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				56,362
Aral - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				86,472
Gain				30,027
Loss				0
Aral - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				56,445
Andaman - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				86,976
Gain				30,340
Loss				0
Andaman - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				56,636
Hatteras - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				90,310
Gain				30,942
Loss				0
Hatteras - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				59,368
Delos - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				112,888
Gain				29,277
Loss				0
Delos - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				83,611
Doris - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				113,010
Gain				28,572
Loss				0
Doris - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				84,438
Derius - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				104,627
Gain				23,169
Loss				0
Derius - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				81,458
Camus - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				123,420
Gain				31,192
Loss				0
Camus - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				92,228
Oceania - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				43,120
Gain				34,826
Loss				0
Oceania - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				8,294
Noble - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				53,955
Gain				28,239
Loss				0
Noble - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				25,716
Nectar - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				53,955
Gain				30,082
Loss				0
Nectar - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				23,873
Newton - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				53,955
Gain				20,670
Loss				0
Newton - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				33,285
CMA CGM Baikal - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				71,500
Gain				15,621
Loss				0
CMA CGM Baikal - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				55,879
Alsace - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			96,850
Gain			27,462
Loss			0
Alsace - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			69,388
Cap Lara - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain		$ 18,800
Cap Lara - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			33,213
Gain			18,776
Loss			0
Cap Lara - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			14,437
Windcat 6 - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain	$ 200
Windcat 6 - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			268
Gain			220
Loss			0
Windcat 6 - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			48
Iris - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			99,990
Gain			57,133
Loss			0
Iris - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			42,857
Golden Ioanari - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			15,811
Gain			0
Loss			0
Golden Ioanari - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			15,811
Golden Keen - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			16,848
Gain			199
Loss			0
Golden Keen - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 16,649
Corporate | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				2,000
Gain				375
Loss				0
Corporate | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				$ 1,625